Deposits, prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of deposits, prepaid expenses and other assets

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Current
Advances to suppliers	448,384	141,417	109,975
Deposits	66,921	21,966	17,082
GST receivables	23,026	19,305	15,014
Prepaid expenses	632,127	564,679	439,131
Other receivables	642,181	3,745	2,912
	1,812,639	751,112	584,114
Non-current
Prepaid expenses	408,020	-	-
	2,220,659	751,112	584,114